Purchased In-Process Research And Development (IPR&D) And Special Charges (Tables)	12 Months Ended
Dec. 31, 2011
Purchased In-Process Research And Development (IPR&D) And Special Charges [Abstract]
Summary Of Activity Related To Special Charge Restructuring Accrual

	Employee termination costs	Inventory charges	Fixed asset charges	Intangible asset charges	Other	Total
Balance at January 1, 2011	$—	$—	$—	$—	$—	$—

Special charges	81,912	19,896	26,208	51,944	38,774	218,734
Non-cash charges used	—	(19,896)	(26,208)	(51,944)	(937)	(98,985)
Cash payments	(26,628)	—	—	—	(15,223)	(41,851)
Foreign exchange rate impact	(1,085)	—	—	—	(123)	(1,208)

Balance at December 31, 2011	$54,199	$—	$—	$—	$22,491	$76,690